LVIP American Global Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
International Equity Fund–100.05%
✢American Funds Insurance Series®– Global Growth Fund	9,543,985	$366,775,345
Total Investment Company (Cost $248,715,097)		366,775,345

TOTAL INVESTMENTS–100.05% (Cost $248,715,097)	366,775,345
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(200,510)
NET ASSETS APPLICABLE TO 14,623,394 SHARES OUTSTANDING–100.00%	$366,574,835

✢Class 1 shares.
LVIP American Global Growth Fund–1